Share-Based Compensation Plan - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended				12 Months Ended
	May 13, 2010	Aug. 06, 2009	Mar. 16, 2009	Mar. 11, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 06, 2009	Sep. 30, 2006
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Weighted-average grant-date fair value of options granted during the year							$ 9.94
Total intrinsic value of exercisable share options					$ 73,943
Total intrinsic value of the outstanding share options					74,267
Proceeds from exercise of options					24,593	7,121	11,160
Treasury stock shares reissued					387,454
Treasury stock, shares						(387,454)
2006 Employee Share Option Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Employee share incentive plan termination year									2016
Options granted during period	45,000	28,200						27,500
Exercise price of options granted	$ 32.54	$ 29.30						$ 18.34
Options subject to graded vesting, percentage of options vesting in year One	16.67%	20.00%						20.00%
Options subject to graded vesting, percentage of options vesting in year Two	16.67%	20.00%						20.00%
Options subject to graded vesting, percentage of options vesting in year Three	16.67%	20.00%						20.00%
Options subject to graded vesting, percentage of options vesting in year Four		20.00%						20.00%
Options subject to graded vesting, percentage of options vesting in year Five								20.00%
Vesting period	3 years	4 years						5 years
Stock option first vesting period	These stock options are subject to graded vesting with approximately 16.67% of the options vesting twice a year over a three-year period, with its first vesting on July 1, 2010.	approximately 20% of the options vesting each year over a four-year period, with its first vesting on June 30, 2010.						These stock options are subject to graded vesting with approximately 20% of the options vesting each year over a five-year period, with its first vesting on December 31, 2010.
Minimum Exercise price of shares that are exchangeable under option exchange program, per share				$ 24.00
Increase in fair value of options granted as a result of options exchange			2,300
Total intrinsic values of share options exercised during the year					32,594	12,820	21,194
Total intrinsic value of exercisable share options					73,943	67,990	82,684
Total intrinsic value of the outstanding share options					74,266	70,191	87,951
Unrecognized compensation cost related to non-vested shares granted					67
Weighted average period of recognition of unrecognized compensation cost					2 years
Total stock options vested and expected to vest, shares					3,500,000
Stock options vested and expected to vest, weighted-average remaining contractual life					1 year 8 months 12 days
Stock options vested and expected to vest, weighted-average exercise price					$ 11.74
Stock options vested and expected to vest, aggregated intrinsic value					74,250
2006 Employee Share Option Plan | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Number of exercisable shares authorized under stock option plans									21,000,000
Restricted Stock
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Unrecognized compensation cost related to non-vested shares granted					13,852
Weighted average period of recognition of unrecognized compensation cost					1 year 7 months 2 days
Total fair value of shares vested during the year					$ 9,563	$ 4,886	$ 300